Securities sold under repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2025
Securities sold under repurchase agreements
Summary of Financing Transactions
The following table details the financing transactions under repurchase agreements and the associated interest expense:

	December 31,
	2025	2024	2023
Financing under repurchase agreement	129,698	212,931	310,197
Interest payable	811	1,104	4,237
Total financing under repurchase agreement	130,509	214,035	314,434
Interest expense related to repurchase agreements	8,485	11,675	9,232